Certain Balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2015
Balance Sheet Related Disclosures [Abstract]
Schedule of Inventory, Current [Table Text Block]	The following table summarizes inventories (in thousands):

	December 31,
	2015	2014
Raw materials	$1,734	$3,313
Work in process	2,483	660
Finished goods	7,109	5,963
	$11,326	$9,936

Property, Plant and Equipment [Table Text Block]
The following table summarizes property and equipment (in thousands):

	December 31,
	2015	2014
Building	$1,667	$1,857
Computer equipment	1,636	748
Machinery and equipment	1,116	1,538
Leasehold improvements	1,126	957
Furniture and fixtures	89	82
	5,634	5,182
Accumulated depreciation and amortization	(1,662)	(755)
	$3,972	$4,427